Stock Plans (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current Fiscal Year End Date		--12-31
Expected period for recognition of unamortized compensation expense, in years		2 years
Minimum Retirement Age		58 years
Total intrinsic value of stock options exercised		$ 1	$ 2	$ 129
Restricted Stock and Deferred Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of restricted stock and deferred stock awards granted to employees		246	258	229
Weighted-average grant date fair value, per share		$ 88.43	$ 79.59	$ 59.44
Compensation expense for restricted stock and deferred stock awards		220	242	162
Accelerated compensation cost	27
Unamortized compensation cost related to restricted stock and deferred stock awards		225
Restricted stock and deferred stock awards vested		3,276,901	3,700,000	1,800,000
Restricted Stock and Deferred Stock Awards [Member] | Grant Date Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of vested restricted stock and deferred stock awards		164	148	84
Restricted Stock and Deferred Stock Awards [Member] | Total Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of vested restricted stock and deferred stock awards		$ 296	$ 298	$ 107
2012 Performance Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated common stock to be awarded under a stock benefit plan, maximum limit		30,000,000
Shares available for grant under the plan		27,211,610
Non Employee Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated common stock to be awarded under a stock benefit plan, maximum limit		1,000,000
Shares available for grant under the plan		783,905
Percentage of voting shares that PMI may own, used in determining non-employee director status		50.00%